LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
LOSS PER ORDINARY SHARE
NOTE 15 –  LOSS PER ORDINARY SHARE:

The following table summarizes information related to the computation of basic and diluted loss per ordinary share for the years indicated:

	Year ended December 31,
	2017	2016	2015
	$ in thousand
Loss attributable to ordinary shares	2,159	1,688	201

	Shares
Weighted average number of ordinary shares used in
basic and diluted loss per ordinary share calculation	11,505,260	8,494,658	7,605

	$
Continued operations (in $)
Basic and diluted loss per ordinary share	0.19	0.20	-
Discontinued operation (in $)
Basic and diluted loss per ordinary share	-	-	26.43

In the year ended December 31, 2017 and December 31, 2016, all stock options and warrants were excluded from the calculation of diluted net loss per share attributable to ordinary shares because their effect would have been anti-dilutive for the period.